Fair value of assets and liabilities - Methods applied in determining fair values of financial assets and liabilities (carried at fair value) (Details) - EUR (€) € in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	€ 152,486	€ 137,580
Financial assets at fair value through other comprehensive income	49,846	46,389
Financial liabilities at fair value through profit or loss	93,524	86,900
– Debt securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value through profit or loss	9,218	9,966
– Deposits
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value through profit or loss	55,609	45,014
– Trading securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value through profit or loss	3,671	3,653
- Derivatives
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value through profit or loss	25,026	28,267
Loans and receivables
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	86,227	68,782
Financial assets at fair value through other comprehensive income	1,475	1,608
- Equity securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	22,916	20,945
Financial assets at fair value through other comprehensive income	2,753	2,562
- Debt securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	14,501	15,586
Debt securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through other comprehensive income	45,618	42,219
- Derivatives
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	28,841	32,268
Level 1
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	29,100	28,275
Financial assets at fair value through other comprehensive income	46,893	42,151
Financial liabilities at fair value through profit or loss	4,868	5,131
Level 1 | – Debt securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value through profit or loss	1,398	1,455
Level 1 | – Deposits
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value through profit or loss	0	0
Level 1 | – Trading securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value through profit or loss	3,365	3,631
Level 1 | - Derivatives
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value through profit or loss	105	45
Level 1 | Loans and receivables
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income	0	0
Level 1 | - Equity securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	22,767	20,789
Financial assets at fair value through other comprehensive income	2,470	2,292
Level 1 | - Debt securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	6,259	7,485
Level 1 | Debt securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through other comprehensive income	44,423	39,859
Level 1 | - Derivatives
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	74	1
Level 2
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	112,228	98,571
Financial assets at fair value through other comprehensive income	2,513	3,967
Financial liabilities at fair value through profit or loss	88,043	80,998
Level 2 | – Debt securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value through profit or loss	7,766	8,445
Level 2 | – Deposits
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value through profit or loss	55,609	45,014
Level 2 | – Trading securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value through profit or loss	297	12
Level 2 | - Derivatives
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value through profit or loss	24,371	27,528
Level 2 | Loans and receivables
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	78,494	62,168
Financial assets at fair value through other comprehensive income	1,319	1,608
Level 2 | - Equity securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	4	15
Financial assets at fair value through other comprehensive income	0	0
Level 2 | - Debt securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	5,663	4,596
Level 2 | Debt securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through other comprehensive income	1,194	2,360
Level 2 | - Derivatives
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	28,067	31,792
Level 3
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	11,157	10,734
Financial assets at fair value through other comprehensive income	440	270
Financial liabilities at fair value through profit or loss	613	770
Level 3 | – Debt securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value through profit or loss	53	67
Level 3 | – Deposits
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value through profit or loss	0	0
Level 3 | – Trading securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value through profit or loss	10	10
Level 3 | - Derivatives
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value through profit or loss	550	694
Level 3 | Loans and receivables
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	7,733	6,614
Financial assets at fair value through other comprehensive income	156	0
Level 3 | - Equity securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	145	141
Financial assets at fair value through other comprehensive income	283	270
Level 3 | - Debt securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	2,579	3,505
Level 3 | Debt securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through other comprehensive income	0	0
Level 3 | - Derivatives
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	€ 700	€ 475